INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of current and deferred portion of income tax (benefit)/expense

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
The Cayman Islands*	(8,508,744)	(27,173,956)	(331,728,653)
Hong Kong S.A.R*	(100,880)	(21,374)	(1,270,314)
Japan*	(1,843,749)	4,080,678	6,054,598
The PRC, excluding Hong Kong S.A.R.	(142,339,777)	(159,727,099)	(171,271,335)
Total	(152,793,150)	(182,841,751)	(498,215,704)

Schedule of current and deferred portion of income tax (benefit)/expense

Income tax expense recognized in the consolidated statements of comprehensive loss consists of the following:

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense	973,035	307,850	2,492,711
Deferred income tax expense (benefit)	1,699,063	344,760	(868,750)
Total income tax expense	2,672,098	652,610	1,623,961

Schedule of reconciliation of the differences between the income tax benefit computed based on the PRC statutory income tax rate and the Group's income tax expense

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Computed expected income tax benefit	(38,198,288)	(45,710,438)	(124,553,926)
Non-deductible expenses / taxable deemed income
Share-based compensation	1,698,170	6,863,726	29,266,619
Accretion of interest expenses on unsecured loans	—	1,001,827	3,179,383
Non-deductible entertainment	1,210,158	968,832	984,405
Change in fair value of warrant liabilities	112,521	(34,492)	55,365,514
Taxable deemed interest income from inter-company interest-free loans	176,832	989,741	2,786,532
Others	745,488	1,629,482	3,343,107
Entities not subject to income tax	884,692	(1,217,586)	(3,270,423)
Research and development expenses bonus deduction	(12,090,177)	(24,851,250)	(21,890,430)
HNTE tax incentives	(744,674)	(266,961)	—
Over provision in respect of prior years	(1,582,864)	(166,030)	(74,125)
Others	104,153	462,947	652,357
Changes in valuation allowance	50,356,087	60,982,812	55,834,948
Actual income tax expense	2,672,098	652,610	1,623,961

Schedule of deferred income tax assets

	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net operating loss carry forwards	111,643,190	161,427,285	228,979,794
Uninvoiced expenditures	14,587,617	23,400,140	6,204,204
Accounts receivable and contract assets allowance	4,877,088	6,966,170	10,363,565
Long term investments impairment	5,260,379	5,260,379	5,260,379
Goodwill impairment	1,416,835	1,416,835	1,416,835
Share of losses of equity method investments	—	140,281	751,836
Others	157,237	28,279	1,356,575
Less: Valuation allowance	(132,566,897)	(193,549,709)	(244,186,061)
Total deferred income tax assets, net	5,375,449	5,089,660	10,147,127
Intangible assets	(425,467)	(259,438)	(185,313)
Equity method investment on the gain from the disposal of a subsidiary	—	—	(3,724,258)
Change in fair value of long-term investment	(4,425,000)	(4,650,000)	(5,188,584)
Total gross deferred income tax liabilities	(4,850,467)	(4,909,438)	(9,098,155)
Net deferred income tax assets	524,982	180,222	1,048,972

Schedule of tax loss carry forwards for PRC income tax purpose

Year ending December 31,	RMB
2021	23,070,552
2022	127,827,248
2023	20,759,125
2024	33,794,384
2025	104,952,488
Thereafter	607,901,070
Total	918,304,867

Schedule of changes in valuation allowance

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	(82,210,810)	(132,566,897)	(193,549,709)
Additions	(50,356,087)	(60,982,812)	(55,834,948)
Decrease upon disposal of a subsidiary	—	—	5,198,596
Balance at the end of the year	(132,566,897)	(193,549,709)	(244,186,061)